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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09585

                       Pioneer Research Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Research Fund

 Schedule of Investments  9/30/11

 Shares

 Value

 COMMON STOCKS - 96.5%

 Energy - 10.7%

 Integrated Oil & Gas - 6.2%

 25,374

 Exxon Mobil Corp.

 $

 1,842,914

 10,865

 Occidental Petroleum Corp.

 776,848

 10,200

 QEP Resources, Inc.

 276,114

 $

 2,895,876

 Oil & Gas Drilling - 0.3%

 12,395

 Nabors Industries, Inc. *

 $

 151,963

 Oil & Gas Equipment And Services - 1.4%

 8,029

 Baker Hughes Inc.

 $

 370,619

 6,858

 Cameron International Corp. *

 284,881

 $

 655,500

 Oil & Gas Exploration & Production - 2.2%

 7,088

 Apache Corp.

 $

 568,741

 5,310

 Devon Energy Corp.

 294,386

 5,969

 Southwestern Energy Co. *

 198,947

 $

 1,062,074

 Oil & Gas Storage & Transportation - 0.6%

 16,332

 EL PASO Corp.

 $

 285,483

 Total Energy

 $

 5,050,896

 Materials - 2.9%

 Diversified Metals & Mining - 0.8%

 12,018

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 365,948

 Fertilizers & Agricultural Chemicals - 0.5%

 5,458

 The Mosaic Co. *

 $

 267,278

 Specialty Chemicals - 1.6%

 6,700

 Celanese Corp.

 $

 217,951

 10,785

 Ecolab, Inc. (b)

 527,279

 $

 745,230

 Total Materials

 $

 1,378,456

 Capital Goods - 7.3%

 Aerospace & Defense - 2.9%

 3,908

 Northrop Grumman Corp. *

 $

 203,841

 21,400

 Textron, Inc. (b)

 377,496

 11,096

 United Technologies Corp.

 780,715

 $

 1,362,052

 Construction & Engineering - 0.4%

 7,709

 KBR Inc.

 $

 182,164

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 21,800

 The Manitowoc Co., Inc. * (b)

 $

 146,278

 Industrial Conglomerates - 1.7%

 10,925

 3M Co.

 $

 784,306

 Industrial Machinery - 2.0%

 9,772

 Crane Co.

 $

 348,763

 8,600

 Ingersoll-Rand Plc.

 241,574

 8,093

 SPX Corp.

 366,694

 $

 957,031

 Total Capital Goods

 $

 3,431,831

 Transportation - 1.9%

 Air Freight & Couriers - 0.8%

 6,181

 United Parcel Service, Inc.

 $

 390,330

 Railroads - 1.1%

 5,956

 Union Pacific Corp.

 $

 486,427

 Total Transportation

 $

 876,757

 Consumer Services - 3.8%

 Hotels, Resorts & Cruise Lines - 0.3%

 5,267

 Marriott International, Inc.

 $

 143,473

 Restaurants - 3.5%

 1,970

 Chipotle Mexican Grill, Inc. * (b)

 $

 596,812

 7,181

 McDonald's Corp.

 630,635

 10,665

 Starbucks Corp.

 397,698

 $

 1,625,145

 Total Consumer Services

 $

 1,768,618

 Media - 3.5%

 Broadcasting - 0.4%

 9,491

 CBS Corp. (Class B)

 $

 193,427

 Cable & Satellite - 2.2%

 48,819

 Comcast Corp.

 $

 1,020,317

 Movies & Entertainment - 0.4%

 4,651

 Viacom, Inc. (Class B)

 $

 180,180

 Publishing - 0.5%

 6,300

 McGraw-Hill Co., Inc.

 $

 258,300

 Total Media

 $

 1,652,224

 Retailing - 3.6%

 Department Stores - 0.4%

 6,759

 Macys Inc.

 $

 177,897

 General Merchandise Stores - 0.6%

 6,028

 Family Dollar Stores, Inc.

 $

 306,584

 Internet Retail - 2.0%

 4,379

 Amazon.Com, Inc. *

 $

 946,871

 Specialty Stores - 0.6%

 21,263

 Staples Inc.

 $

 282,798

 Total Retailing

 $

 1,714,150

 Food & Drug Retailing - 2.2%

 Drug Retail - 1.6%

 14,300

 CVS/Caremark Corp.

 $

 480,194

 8,340

 Walgreen Co.

 274,303

 $

 754,497

 Food Retail - 0.6%

 4,400

 Whole Foods Market Inc.

 $

 287,364

 Total Food & Drug Retailing

 $

 1,041,861

 Food Beverage & Tobacco - 6.9%

 Distillers & Vintners - 0.5%

 14,484

 Constellation Brands, Inc. *

 $

 260,712

 Packaged Foods & Meats - 1.9%

 14,543

 Campbell Soup Co. (b)

 $

 470,757

 7,174

 Hershey Foods Corp.

 424,988

 $

 895,745

 Soft Drinks - 3.0%

 13,296

 Coca-Cola Co.

 $

 898,278

 5,687

 Hansen Natural Corp. *

 496,418

 $

 1,394,696

 Tobacco - 1.5%

 11,250

 Phillip Morris International

 $

 701,775

 Total Food Beverage & Tobacco

 $

 3,252,928

 Household & Personal Products - 2.6%

 Household Products - 1.3%

 13,407

 Church & Dwight Co., Inc.

 $

 592,589

 Personal Products - 1.3%

 7,271

 Estee Lauder Co.

 $

 638,685

 Total Household & Personal Products

 $

 1,231,274

 Health Care Equipment & Services - 3.7%

 Health Care Distributors - 0.6%

 6,272

 Cardinal Health, Inc.

 $

 262,671

 Health Care Equipment - 1.1%

 5,845

 Baxter International, Inc.

 $

 328,138

 3,858

 Covidien Ltd.

 170,138

 $

 498,276

 Health Care Services - 0.6%

 1,627

 DaVita, Inc. *

 $

 101,964

 4,047

 Medco Health Solutions, Inc. *

 189,764

 $

 291,728

 Managed Health Care - 1.4%

 4,311

 AETNA, Inc.

 $

 156,705

 11,149

 United Healthcare Group, Inc.

 514,192

 $

 670,897

 Total Health Care Equipment & Services

 $

 1,723,572

 Pharmaceuticals & Biotechnology - 8.6%

 Biotechnology - 2.9%

 2,492

 Alexion Pharmaceuticals, Inc. *

 $

 159,638

 5,754

 Amgen, Inc.

 316,182

 7,876

 Cubist Pharmaceuticals, Inc. * (b)

 278,180

 6,230

 Incyte Genomics, Inc. * (b)

 87,033

 3,396

 Pharmasset, Inc. *

 279,729

 5,005

 Vertex Pharmaceuticals Inc. *

 222,923

 $

 1,343,685

 Pharmaceuticals - 5.7%

 5,330

 Allergan, Inc.

 $

 439,085

 2,881

 Hospira, Inc. *

 106,597

 20,077

 Merck & Co., Inc.

 656,719

 13,579

 Mylan, Inc. *

 230,707

 44,720

 Pfizer, Inc.

 790,650

 6,840

 Watson Pharmaceuticals, Inc. *

 466,830

 $

 2,690,588

 Total Pharmaceuticals & Biotechnology

 $

 4,034,273

 Banks - 3.0%

 Diversified Banks - 1.8%

 35,849

 Wells Fargo  & Co.

 $

 864,678

 Regional Banks - 1.2%

 11,428

 PNC Bank Corp.

 $

 550,715

 Total Banks

 $

 1,415,393

 Diversified Financials - 5.5%

 Asset Management & Custody Banks - 1.2%

 3,799

 Franklin Resources, Inc.

 $

 363,336

 5,700

 State Street Corp.

 183,312

 $

 546,648

 Consumer Finance - 1.8%

 11,261

 Capital One Financial Corp.

 $

 446,273

 17,630

 Discover Financial Services LLC

 404,432

 $

 850,705

 Diversified Finance Services - 2.1%

 33,543

 J.P. Morgan Chase & Co.

 $

 1,010,315

 Specialized Finance - 0.4%

 710

 CME Group Inc.

 $

 174,944

 Total Diversified Financials

 $

 2,582,612

 Insurance - 3.8%

 Life & Health Insurance - 2.1%

 8,068

 Aflac, Inc.

 $

 281,977

 8,370

 Prudential Financial, Inc.

 392,218

 15,734

 UNUM Group

 329,785

 $

 1,003,980

 Property & Casualty Insurance - 1.7%

 8,208

 ACE Ltd.

 $

 497,405

 12,541

 Allstate Corp.

 297,096

 $

 794,501

 Total Insurance

 $

 1,798,481

 Real Estate - 0.4%

 Residential Real Estate Investment Trust - 0.4%

 4,600

 American Campus Communities, Inc.

 $

 171,166

 Total Real Estate

 $

 171,166

 Software & Services - 9.9%

 Application Software - 1.4%

 4,516

 Citrix Systems, Inc. *

 $

 246,257

 25,501

 Compuware Corp. *

 195,338

 11,245

 Nuance Communications, Inc. * (b)

 228,948

 $

 670,543

 Internet Software & Services - 2.8%

 1,997

 Google Inc. *

 $

 1,027,217

 22,286

 Yahoo! Inc. *

 293,284

 $

 1,320,501

 Systems Software - 5.7%

 55,655

 Microsoft Corp.

 $

 1,385,253

 36,392

 Oracle Corp.

 1,045,906

 5,427

 Rovi Corp. *

 233,252

 $

 2,664,411

 Total Software & Services

 $

 4,655,455

 Technology Hardware & Equipment - 7.1%

 Communications Equipment - 1.9%

 19,100

 Juniper Networks, Inc. *

 $

 329,666

 11,172

 Qualcomm, Inc.

 543,294

 $

 872,960

 Computer Hardware - 3.8%

 4,703

 Apple Inc. *

 $

 1,793,348

 Office Electronics - 0.8%

 55,756

 Xerox Corp.

 $

 388,619

 Technology Distributors - 0.6%

 4,851

 Arrow Electronics, Inc. *

 $

 134,761

 10,182

 Ingram Micro, Inc. *

 164,236

 $

 298,997

 Total Technology Hardware & Equipment

 $

 3,353,924

 Semiconductors - 2.1%

 Semiconductor Equipment - 1.5%

 40,422

 Applied Materials, Inc.

 $

 418,368

 8,545

 ASM Lithography Holdings NV

 295,144

 $

 713,512

 Semiconductors - 0.6%

 8,500

 Analog Devices, Inc.

 $

 265,625

 Total Semiconductors

 $

 979,137

 Telecommunication Services - 3.2%

 Integrated Telecommunication Services - 3.2%

 16,231

 CenturyLink, Inc.

 $

 537,571

 20,469

 Verizon Communications, Inc.

 753,259

 16,734

 Windstream Corp.

 195,118

 $

 1,485,948

 Total Telecommunication Services

 $

 1,485,948

 Utilities - 3.8%

 Electric Utilities - 2.2%

 19,944

 American Electric Power Co., Inc. *

 $

 758,271

 9,844

 PPL Corp.

 280,945

 $

 1,039,216

 Multi-Utilities - 1.6%

 24,714

 Ameren Corp.

 $

 735,736

 Total Utilities

 $

 1,774,952

 TOTAL COMMON STOCKS

 (Cost  $42,637,653)

 $

 45,373,908

 Principal

 TEMPORARY CASH INVESTMENTS - 4.3%

  Value

 Amount ($)

 Securities Lending Collateral  - 4.3% (c)

 Certificates of Deposit:

 46,917

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 46,934

 46,931

 Bank of Montreal Chicago, 0.38%, 9/26/12

 46,934

 46,913

 Bank of Nova Scotia, 0.32%, 10/11/12

 46,934

 11,741

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 11,744

 58,637

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 58,668

 58,635

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 58,664

 52,770

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 52,801

 29,318

 National Australia Bank NY, 0.27%, 10/19/11

 29,334

 41,064

 National Australia Bank NY, 0.31%, 1/9/12

 41,068

 64,527

 RaboBank nederland, 0.32%, 4/2/12

 64,542

 29,325

 Royal Bank of Canada NY, 0.48%, 10/1/12

 29,334

 58,608

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 58,669

 23,449

 Wachovia Corp., 0.38%, 10/15/11

 23,468

 17,602

 Wachovia Corp., 0.48%, 3/1/12

 17,609

 58,654

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 58,668

 $

 645,371

 Commercial Paper:

 23,451

 American Honda Finance, 0.30%, 1/11/12

 $

 23,467

 14,032

 Chariot Funding LLC, 0.16%, 10/17/11

 14,032

 46,934

 Chariot Funding LLC, 0.16%, 10/5/11

 46,934

 41,065

 Chariot Funding LLC, 0.15%,  10/19/11

 41,065

 18,763

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 18,763

 35,749

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 35,749

 29,332

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 29,332

 58,666

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 58,666

 26,923

 Federal Farm Credit, 0.18%, 8/20/12

 26,929

 42,206

 General Electric Capital Corp., 0.37%, 4/10/12

 42,241

 5,858

 General Electric Capital Corp., 0.42%, 7/27/12

 5,863

 6,452

 General Electric Capital Corp., 0.48%, 11/21/11

 6,455

 29,334

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 29,334

 52,779

 Nestle Capital Corp., 0.19%, 12/20/11

 52,779

 46,898

 Nordea NA, 0.28%, 1/9/12

 46,898

 37,614

 Old Line Funding LLC, 0.17%, 10/5/11

 37,614

 17,600

 Old Line Funding LLC, 0.17%, 10/7/11

 17,600

 46,928

 Procter & Gamble, 0.14%, 11/3/11

 46,928

 29,312

 Royal Bank of Canada, 0.30%, 10/1/12

 29,334

 35,198

 Sanofi Aventis SA, 0.17%, 10/20/11

 35,198

 13,030

 Straight-a Funding LLC, 0.19%, 12/9/2011

 13,030

 58,654

 Svenska HandelsBanken, 0.38%, 6/29/12

 58,668

 31,461

 Thunderbay Funding LLC, 0.17%, 10/12/11

 31,461

 23,501

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 23,501

 11,728

 Thunderbay Funding LLC, 0.22%,  12/13/11

 11,728

 23,458

 Thunderbay Funding LLC, 0.22%,12/5/11

 23,458

 29,331

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 29,331

 29,323

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 29,323

 11,729

 Wells Fargo & Co., 0.34%, 1/24/12

 11,737

 $

 877,418

 Tri-party Repurchase Agreements:

 58,668

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $58,668 plus accrued interest on 10/3/11 collateralized by

 the following:

 $11,567 U.S. Treasury Bond, 5.0%, 5/15/37

 $48,274 U.S. Treasury Note, 1.75%, 5/31/16

 $

 58,668

 235,254

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $235,254 plus accrued interest on 10/3/11 collateralized by $239,965

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 235,254

 23,467

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $23,467 plus accrued interest on 10/3/11 collateralized by $23,937

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 23,467

 $

 317,389

 Shares

 Money Market Mutual Funds:

 88,002

 Dreyfus Preferred Money Market Fund

 $

 88,002

 88,002

 Fidelity Prime Money Market Fund

 88,002

 $

 176,004

 Total Securities Lending Collateral

 $

 2,016,182

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $2,016,182)

 2,016,182

 TOTAL INVESTMENT IN SECURITIES - 96.5%

 (Cost  $44,653,835) (a)

 $

 47,390,090

 OTHER ASSETS AND LIABILITIES - (0.8) %

 $

 (385,656)

 TOTAL NET ASSETS - 100.0%

 $

 47,004,434

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $45,922,082 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,125,640

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,657,632)

 Net unrealized gain

 $

 1,468,008

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

             9,400

 Campbell Soup Co.

 $

                    304,278

             1,100

 Chipotle Mexican Grill, Inc. *

                    333,245

             7,300

 Cubist Pharmaceuticals, Inc. *

                    257,836

             8,000

 Ecolab, Inc.

                    391,120

             6,135

 Incyte Genomics, Inc. *

                      85,706

           10,000

 Nuance Communications, Inc. *

                    203,600

           20,100

 Textron, Inc.

                    354,564

             5,600

 The Manitowoc Co., Inc. *

                      37,576

 Total

 $

                 1,967,925

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
45,373,908

$
-

$
-

$
45,373,908

 Temporary Cash Investments

-

1,840,178

-

1,840,178

 Money Market Mutual Funds

176,004

-

-

176,004

 Total

$
45,549,912

$
1,840,178

$
-

$
47,390,090

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.